Bonds and Loans	12 Months Ended
Mar. 31, 2025
Borrowings [abstract]
Bonds and Loans	Bonds and Loans

	JPY (millions) As of March 31
	2024	2025
Bonds	¥4,092,879	¥4,190,632
Short-term loans	251	74,621
Long-term loans	750,622	250,012
Total	¥4,843,752	¥4,515,265
Non-current	¥4,476,501	¥3,966,326
Current	¥367,251	¥548,939
The composition of bonds is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2024	As of March 31, 2025	Interest rate (%)
2019 Hybrid bonds (subordinated bonds)	¥500,000	499,614	—	1.720% per annum through October 6, 2024 and 6 month LIBOR + margin (1.750 - 2.750%) thereafter	June 2079 (7)
2018 EUR Unsecured Senior Notes – fixed rate	€3,000	487,381	482,180	2.250 - 3.000%	November 2026 - November 2030
2018 USD Unsecured Senior Notes – fixed rate	$1,750	263,701	259,681	5.000%	November 2028
Unsecured Senior Notes Assumed in Shire Acquisition	$3,000 as of March 31, 2024 $1,500 as of March 31, 2025	439,725	219,033	3.200%	September 2026 (5)
Unsecured Senior Notes Assumed in Shire Acquisition	$1,301	198,116	195,295	4.000 - 5.250%	June 2025 - June 2045
2020 USD Unsecured Senior Notes – fixed rate	$7,000	1,053,742	1,037,021	2.050 - 3.375%	March 2030 - July 2060
2020 EUR Unsecured Senior Notes – fixed rate	€3,600	584,105	577,703	0.750 - 2.000%	July 2027 - July 2040
2021 JPY Unsecured Senior Bonds – fixed rate	¥250,000	249,495	249,561	0.400%	October 2031
2024 Hybrid bonds (subordinated bonds)	¥460,000	—	457,983	1.934% per annum through June 25, 2029 and One-Year JGB interest rate + margin (1.400 - 2.400%) thereafter	June 2084 (1)(3)
2024 USD Unsecured Senior Notes – fixed rate	$3,000	—	442,175	5.300 - 5.800%	July 2034 - July 2064 (4)
Commercial Paper	¥317,000 as of March 31, 2024 ¥270,000 as of March 31, 2025 (9)	317,000	270,000	—	April 2025 - June 2025
Total		¥4,092,879	¥4,190,632
The composition of loans is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2024	As of March 31, 2025	Interest rate (%)
2016 Syndicated Loans	¥100,000	100,000	—	0.300%	April 2026 (8)
2017 Syndicated Loans	¥113,500	113,500	—	0.350%	April 2027 (8)
2017 USD Syndicated Loans	$1,500	227,018	—	6 months Term SOFR + 0.42826% + 0.500%	April 2027 (8)
2023 Syndicated Loans	¥100,000	100,000	—	0.679%	April 2030 (8)
Bilateral Loans	¥210,000	210,000	210,000	0.190 - 1.046%	April 2025 - April 2031 (2)
2025 USD Bilateral Loan	$500	—	74,505	4.71492%	April 2025
2024 Syndicated Hybrid Loans (Subordinated Loans)	¥40,000	—	40,000	6 months TIBOR＋margin (1.350% - 2.350%)	October 2084 (1)(6)
Other		355	128
Total		¥750,873	¥324,633
(1) The Hybrid Bonds are callable on or after June 25, 2029 and the Hybrid Loan is prepayable on or after October 3, 2029.

On April 25, 2024, Takeda repaid JPY 50,000 million in Bilateral Loans falling due and on the same day entered into new Bilateral Loans of JPY 50,000 million maturing on April 25, 2031(2). Following this, on June 25, 2024, Takeda issued 60-year Unsecured Hybrid Bonds with an aggregate principal amount of JPY 460,000 million and a maturity date of June 25, 2084(3).
On July 5, 2024, Takeda issued USD 3,000 million (principal amount) in Unsecured U.S. Dollar-Denominated Senior Notes with maturity dates ranging from July 5, 2034 to July 5, 2064(4). The proceeds of the USD bond issuance were efficiently deployed to fund a tender offer to redeem USD 1,500 million (principal amount) in Unsecured Senior Notes on July 12, 2024 in advance of their original maturity in September 2026(5), with the balance of proceeds deployed towards the reduction of Commercial Paper drawings in July 2024.
On October 3, 2024, Takeda drew down a Syndicated Hybrid Loan with an aggregate principal amount of JPY 40,000 million and a maturity date of October 3, 2084(6). The proceeds of the Syndicated Hybrid Loan, together with the proceeds of the Hybrid Bonds issued on June 25, 2024 were deployed towards the redemption of JPY 500,000 million (principal amount) in Hybrid Bonds issued in June 2019 on October 6, 2024, in advance of their original maturity of June 6, 2079(7).
On March 31, 2025, Takeda prepaid JPY 313,500 million and USD 1,500 million (principal amounts) in Syndicated Loans in advance of their original maturity dates ranging from April 27, 2026 to April 26, 2030(8). To repay the Syndicated Loans, Takeda used cash on hand, Short Term Loan with an aggregated principal amount of USD 500 million, which was drawn down on March 31, 2025, as well as Short Term Commercial Paper drawings. The principal amount of Commercial Paper drawings outstanding was JPY 270,000 million as at March 31, 2025(9).

In September 2019, Takeda reached an agreement on a commitment facility of JPY 700,000 million with various Japanese and non-Japanese banks. The commitment facility has a maturity of September 2026 and is available for general business use. There were no drawdowns on the JPY 700,000 million commitment facility as of March 31, 2024 and 2025, respectively.

This commitment facility contains certain financial covenants, one of which requires Takeda’s ratio of consolidated Adjusted Net Debt to Adjusted EBITDA, as defined in the facility agreement, for the previous twelve-month period to not surpass certain levels as of March 31 and September 30 of each year. Takeda was in compliance with all financial covenants as of March 31, 2024 and 2025, respectively.

In 2017, Takeda entered into USD to JPY cross currency interest rate swap agreements to fix the USD to JPY cross currency interest rate for USD 925 million of the floating rate 2017 USD Syndicated Loans. In respect of the remaining USD 575 million of the floating rate 2017 USD Syndicated Loans, Takeda entered into an interest rate swap agreement to fix the applicable interest rate. Furthermore, in 2020, Takeda entered into USD to JPY cross currency interest rate swaps of USD 5,750 million in respect of USD 1,750 million of the fixed rate 2018 USD Unsecured Senior Notes and USD 4,000 million of the fixed rate 2020 USD Unsecured Senior Notes. During the fiscal year ended March 31, 2025, cross currency interest rate swaps of USD 925 million entered in 2017 were terminated, and Takeda entered into new cross currency interest rate swaps of same amount and terms in May 2024. On March 31, 2025, all interest rate swap entered in 2017 and all cross currency interest rate swaps entered in 2024 were terminated due to the early repayment of USD Syndicated Loans of USD 1,500 million.